STOCKHOLDERS' DEFICIENCY (Net income (loss) per share) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) - basic	$ 280,827	$ (819,010)	$ 349,721	$ (1,195,461)
Weighted average number of common shares outstanding	60,372,344	60,185,344	60,278,828	60,185,344
Basic earnings (loss) per common share	$ 0.00	$ (0.01)	$ 0.01	$ (0.02)
Net income (loss) - diluted	$ 280,827	$ (819,010)	$ 349,721	$ (1,195,461)
Weighted average number of common stock outstanding - diluted	62,429,724	60,185,344	61,829,701	60,185,344
Diluted earnings (loss) per common share	$ 0.00	$ (0.01)	$ 0.01	$ (0.02)
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:					7,332,000	5,136,000
Convertible debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:	3,561,988	1,616,784	3,561,988	1,616,784	1,617,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of common stock outstanding - diluted	2,001,402		1,508,369
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:		5,874,000		5,874,000	5,662,000	5,136,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of common stock outstanding - diluted	55,979		42,504
Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:	20,444	53,380	20,444	53,380	53,000